UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21324

ACP Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive, Suite 130
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Gary E. Shugrue
Ascendant Capital Partners, LP
1235 Westlakes Drive, Suite 130
Berwyn, PA 19312
(Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 993-9999

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACP Funds Trust

ACP Advantage Strategic Opportunities Fund

ACP Institutional Series Strategic Opportunities Fund

Financial Statements for the Period Ended
June 30, 2008
(unaudited)

ACP Funds Trust

For the Period Ended
June 30, 2008

ACP Funds Trust

Statements of Assets and Liabilities
June 30, 2008 (unaudited)

	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund
Assets:
Investments in ACP Strategic Opportunities Fund II, LLC at fair value (cost, $10,729,462 and $13,567,335, respectively)	$12,012,573	$14,724,145
Receivable from Investment Manager	17,616	24,916
Investments in ACP Strategic Opportunities Fund II, LLC paid in advance	-	150,000
Total assets	12,030,189	14,899,061

Liabilities:
Due to ACP Strategic Opportunities Fund II, LLC	12,959	11,315
Contributions received in advance	-	150,000
Withdrawals payable	2,917,947	858,481
Professional fees	17,979	18,157
Accounting and administration fees	1,000	1,000
Distribution and shareholder service fees	29,093	-
Other expenses	116	116
Total liabilities	2,979,094	1,039,069
Net assets	$9,051,095	$13,859,992

Components of Net Assets:
Paid-in Capital	$8,022,152	$12,849,866
Accumulated net investment loss	(352,574)	(220,745)
Accumulated net realized gain on investments	243,982	195,382
Net unrealized appreciation on investments	1,137,535	1,035,489
Net Assets	$9,051,095	$13,859,992

Shares issued and outstanding (100,000,000 shares authorized per Fund)	664,601	1,000,246

Net asset value, offering and redemption price per share	$13.62	$13.86

The accompanying notes are an integral part of these financial statements.

ACP Funds Trust

Statements of Operations
For the Period Ended June 30, 2008 (unaudited)

	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund
Net investment loss allocated from ACP Strategic Opportunities Fund II, LLC:
Interest	$5,927	$6,268
Expenses	(132,046)	(140,591)
Net investment loss allocated from ACP Strategic Opportunities Fund II, LLC	(126,119)	(134,323)

Fund expenses:
Professional fees	32,565	32,177
Accounting and administration fees	6,000	6,000
Distribution and shareholder servicing fees	55,702	-
Other expenses	1,271	1,183
Total fund expenses	95,538	39,360
Net investment loss	(221,657)	(173,683)

Realized and unrealized gains on investments allocated from ACP Strategic
Opportunities Fund II, LLC:
Net realized gains from investments	91,373	111,998
Net change in unrealized appreciation of investments	38,817	49,587
Net realized and unrealized gains on investments allocated from ACP
Strategic Opportunities Fund II, LLC	130,190	161,585

Net decrease in net assets resulting from operations	$(91,467)	$(12,098)

The accompanying notes are an integral part of these financial statements.

ACP Funds Trust

Statements of Changes in Net Assets

	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund

Net assets at December 31, 2006	$5,870,704	$4,975,640
Accumlated Net Investment Loss	$-	$-

Operating activities
Net investment loss	$(257,036)	$(155,029)
Net realized gains from investments	260,490	224,282
Net increase in unrealized appreciation on investments	856,078	729,089
Net increase in net assets resulting from operations	859,532	798,342

Distributions to shareholders
Net investment income	-	(26,357)
Realized gains	(79,665)	(76,851)
Total distributions to shareholders	(79,665)	(103,208)

Capital share transactions
Proceeds from shares issued	4,326,396	3,459,000
Distribution reinvestment	79,665	103,208
Redemptions paid	(658,776)	(297,412)
Increase in net assets from capital share transactions	3,747,285	3,264,796

Total Increase in net assets	4,527,152	3,959,930

Net assets at December 31, 2007	$10,397,856	$8,935,570

Accumlated Net Investment Loss	$(257,036)	$(181,386)

Operating activities
Net investment loss	$(221,657)	$(173,683)
Net realized gains from investments	91,373	111,998
Net increase in unrealized appreciation on investments	38,817	49,587
Net decrease in net assets resulting from operations	(91,467)	(12,098)

Distributions to shareholders
Net investment income	-	-
Realized gains	-	-
Total distributions to shareholders	-	-

Capital share transactions
Proceeds from shares issued	1,662,653	5,795,000
Distribution reinvestment	-	-
Redemptions paid	(2,917,947)	(858,480)
(Decrease), Increase respectively in net assets from capital share transactions	(1,255,294)	4,936,520

Total (Decrease), Increase repectively in net assets	(1,346,761)	4,924,422

Net assets at June 30, 2008	$9,051,095	$13,859,992

Accumlated Net Investment Loss	$(478,693)	$(355,069)

The accompanying notes are an integral part of these financial statements.

ACP Funds Trust

Statements of Cash Flows
For the Period Ended June 30, 2008 (unaudited)

Cash flows from operating activities:	ACP Advantage Strategic Opportunities Fund	ACP Institutional Series Strategic Opportunities Fund
Net decrease in net assets resulting from operations	$(91,467)	$(12,098)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Cost of shares of ACP Strategic Opportunities Fund II, LLC purchased	(1,662,653)	(5,795,000)
Proceeds from withdrawals of interest in ACP Strategic Opportunities Fund II, LLC	77,607	27,567
Total investment gain allocated from ACP Strategic Opportunities Fund II, LLC	(4,071)	(27,262)
Decrease in investments in ACP Strategic Opportunities Fund II, LLC in advance	-	1,100,000
Decrease in receivable from Investment Manager	5,000	5,000
Increase in due to ACP Strategic Opportunities Fund II, LLC	11,959	10,315
Increase in professional fees payable	229	408
Increase in distribution and shareholder servicing fees payable	3,750	-
Decrease in other expenses payable	(3,007)	(3,930)
Net cash used in operating activities	(1,662,653)	(4,695,000)
Cash flows from financing activities:
Subscriptions (net of contributions received in advance)	1,662,653	4,695,000
Redemptions (net of change in withdrawals payable)	-	-
Net cash provided by financing activities	1,662,653	4,695,000

Net change in cash and cash equivalents	-	-
Cash and cash equivalents at beginning of year	-	-
Cash and cash equivalents at end of year	$-	$-

The accompanying notes are an integral part of these financial statements.

ACP Funds Trust

Financial Highlights

	ACP Advantage Strategic Opportunities Fund

	For the Period
	January 1,
	2008 through		For the Year Ended December 31,
	June 30, 2008	(f)	2007		2006		2005		2004
NET ASSET VALUE, Beginning of Period	$13.78		$12.52		$11.80		$11.28		$10.66

Investment operations
Net investment loss	(0.11)	(a)	(0.42)	(a)	(0.31)	(a)	(0.28)	(a)	(0.30)	(a)
Net realized and unrealized gains on investment transactions	(0.05)		1.79		1.11		0.86		0.92
Total from investment operations	(0.16)		1.37		0.80		0.58		0.62

Distributions to Shareholders
Net investment income	-		-		(0.02)		-	(b)	-	(b)
Realized gains	-		(0.11)		(0.06)		(0.06)		-
Total distributions to shareholders	-		(0.11)		(0.08)		(0.06)		-

NET ASSET VALUE, End of Period	$13.62		$13.78		$12.52		$11.80		$11.28

RATIOS / SUPPLEMENTAL DATA

Ratios to Average Net Assets: (c)
Net investment loss	(1.67)%	(e)	(3.21)%		(2.54)%		(2.42)%		(2.71)%
Expenses, net of reimbursements/waiver of fees	1.69%	(e)	3.58%		2.98%		2.55%		2.75%
Expenses, excluding reimbursement/waiver of fees	1.69%	(e)	3.80%		5.84%		13.34%		17.48%

TOTAL RETURN	(1.17)%		10.94%		6.06%		4.61%		5.82%

PORTFOLIO TURNOVER RATE (d)	11%	(e)	12%		11%		35%		15%

Net Assets End of Period	$9,051,095		$10,397,856		$5,870,704		$885,576		$644,825

____________________
(a) Calculated using average shares outstanding during the period.

(b) Less than ($0.01) per share.

(c) Includes net investment loss and expenses allocated from ACP Strategic Opportunities Fund II, LLC.

(d) Calculated based on investment activity of ACP Strategic Opportunities Fund II, LLC

(e) Annualized for periods less than one year year.

(f) Unaudited

ACP Funds Trust

Financial Highlights

	ACP Institutional Series Strategic Opportunities Fund

	For the Period
	January 1,
	2008 through		For the Year Ended December 31,
	June 30, 2008	(e)	2007		2006		2005		2004
NET ASSET VALUE, Beginning of Period	$13.95		$12.60		$11.80		$11.15		$10.49

Investment operations
Net investment loss	(0.04)	(a)	(0.29)	(a)	(0.18)	(a)	(0.16)	(a)	(0.18)	(a)
Net realized and unrealized gains on
investment transactions	(0.05)		1.80		1.11		0.85		0.90
Total from investment operations	(0.09)		1.51		0.93		0.69		0.72

Distributions to Shareholders
Net investment income	-		(0.04)		(0.05)		(0.02)		(0.06)
Realized gains	-		(0.12)		(0.08)		(0.02)		-
Total distributions to shareholders	-		(0.16)		(0.13)		(0.04)		(0.06)

NET ASSET VALUE, End of Period	$13.86		$13.95		$12.60		$11.80		$11.15

RATIOS / SUPPLEMENTAL DATA

Ratios to Average Net Assets: (b)
Net investment loss	(0.66)%	(d)	(2.24)%		(1.46)%		(1.42)%		(1.72)%
Expenses, net of reimbursements/waiver of fees	0.66%	(d)	2.60%		1.89%		1.54%		1.75%
Expenses, excluding reimbursement/waiver of fees	0.66%	(d)	2.86%		5.29%		10.59%		42.79%

TOTAL RETURN	(0.64)%		11.95%		6.80%		5.83%		6.29%

PORTFOLIO TURNOVER RATE (c)	11%	(d)	12%		11%		35%		15%

Net Assets End of Period	$13,859,992		$8,935,570		$4,975,640		$1,207,675		$112,071

____________________
(a) Calculated using average shares outstanding during the period.

(b) Includes net investment loss and expenses allocated from ACP Strategic Opportunities Fund II, LLC.

(c) Calculated based on investment activity of ACP Strategic Opportunities Fund II, LLC

(d) Annualized for periods less than one year year.

(e) Unaudited

ACP Funds Trust

Notes to Financial Statements

1.           Organization and Investment Objective

ACP Funds Trust (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company with two active series. The financial statements included herein are those of the ACP Advantage Strategic Opportunities Fund and ACP Institutional Series Strategic Opportunities Fund (each a “Fund” and together the “Funds”). Each Fund has only one class of beneficial interest that may be issued in an unlimited number of shares.

Shares of the Funds of the Trust represent equal pro-rata interests in such Trust, except that each Fund bears different expenses that reflect the difference in the range of services provided to them.

The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Only “accredited investors,” as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

The board of trustees of the Trust (the “Board of Trustees”) has overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Funds’ business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The Board of Trustees of the Funds consists of the same persons as the Board of Directors of the ACP Strategic Opportunities Fund II, LLC (the “Master Fund”).

The investment objective of the Funds is to achieve an absolute return in excess of the long-term return of the U.S. equity market. The Funds attempt to achieve this objective by investing substantially all of their assets in the Master Fund, which has the same investment objective as the Funds. The Master Fund will primarily invest its assets among a select group of non-registered funds (“Underlying Funds”) whose investment style is primarily opportunistic and that are believed to be able to generate above average returns while maintaining strict risk controls in order to keep losses to a minimum.

Ascendant Capital Partners, LP, (the “Investment Manager”) serves as the investment manager to each of the Funds and as the investment manager to the Master Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read with the Funds’ financial statements. The percentages of the Master Fund owned by Advantage Strategic Opportunities Fund and Institutional Series Strategic Opportunities Fund at June 30, 2008 were 26.53% and 32.52%, respectively.

ACP Funds Trust

Notes to Financial Statements

2.           Significant Accounting Policies

Basis of presentation

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

Investment Valuation – Investments in Underlying Fund

Valuation of each Fund’s interest in the Master Fund is based on the investment in Underlying Funds held by the Master Fund. The Master Fund values interests in the Underlying Funds at fair value, which ordinarily is the value determined by their respective investment managers, in accordance with procedures established by their respective general partners. Investments in Underlying Funds are subject to the terms of the Underlying Funds’ offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds’ managers as required by the Underlying Funds’ offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Funds and are discussed in the Notes to Financial Statements of the Master Fund attached to this report.

Net Asset Valuation

The net asset value of each Fund is equal to that Fund’s proportionate interest in the net assets of the Master Fund, plus any cash or other assets of each Fund minus all liabilities (including accrued expenses) for each Fund. The net asset value per share of each Fund is calculated at the end of each allocation period, which is generally the last day of each month. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

Allocation from Master Fund

As required by accounting principles generally accepted in the United States of America, each Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

ACP Funds Trust

Notes to Financial Statements

2.           Significant Accounting Policies (continued)

Tax Basis reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each Fund’s allocated earnings is established dependent upon the tax filings of the Underlying Funds. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date. As such, the components of net assets in the statements of assets and liabilities have not been adjusted to reflect these amounts, and certain other tax basis disclosures have not been made.

Effective June 29, 2007, the Fund implemented FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes”. This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

The Fund files U.S. federal and New York, Pennsylvania, Georgia, and New Jersey state tax returns.  No income tax returns are currently under examination.  The Fund’s U.S. federal tax and state returns remain open for examination for the years ended December 31, 2004 through December 31, 2007.

Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to one of the Funds are charged to that Fund.  Common expenses of the Trust are allocated among the Funds on the basis of relative net assets.  In addition, each Fund also bears its proportionate share of the expenses of the Master Fund. Because each Fund bears its proportionate share of the management fees of the Master Fund, the Funds do not pay any additional compensation directly to the Investment Manager. See Note 3 for discussion of distribution and shareholder servicing fees.

The Investment Manager agreed to reimburse certain expenses (other than the Management Fee) to the extent those other expenses exceed 0.15% per annum of average net assets through April 30, 2007 for ACP Institutional Series Strategic Opportunities Fund and 1.65% per annum of average net assets through April 30, 2007 for ACP Advantage Strategic Opportunities Fund.  For the period ending June 30, 2008, the Investment Manager has reimbursed each Fund $5,000. As of

ACP Funds Trust

Notes to Financial Statements

2.           Significant Accounting Policies (continued)

June 30, 2008, the receivable from the Investment Manager for the Funds totaled $17,616 and $24,916 respectively. The Investment Manager has entered into an agreement with the Trust’s Board to repay all outstanding expense reimbursement accruals in order that the balances will be zero by December 31, 2008.  The receivable occurred principally as a result of a one time accrual required to settle the final payments due to the Trust's former administrator.

Dividends and Distributions

The Funds pay distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.           Transactions with Affiliates

Certain officers of the Trust and of the Funds are also officers of the Investment Manager. Such officers are paid no fees by the Trust or the Funds for serving as officers and trustees of the Trust or the Funds. The ACP Advantage Strategic Opportunities Fund has adopted a Distribution and Shareholder Services Plan applicable to its shares that provides for annual distribution and shareholder services fees of 1.00%. The ACP Institutional Series Strategic Opportunities Fund does not have any annual distribution or shareholder services fees.

4.           Federal Income Taxes.

Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax. Therefore, no Federal tax provision has been made. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with federal income tax regulations, which may differ from income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the year that the differences arise.  For Federal income tax purposes, any capital loss carry forwards may be carried forward and applied against future capital gains.

ACP Funds Trust

Notes to Financial Statements

5.           Risk Factors

An investment in any of the Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of unregistered investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its investment holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

6.           Redemptions and Repurchase of Shares.

Each of the Funds is registered as a closed-end fund. Unlike an open-end mutual fund, no shareholder or other person holding shares will have the right to require a Fund to redeem those shares or portion thereof. With very limited exceptions, shares of the Funds are not transferable. There is no public market for the shares, and none is expected to develop. Consequently, shareholders may not be able to liquidate their investment other than as a result of repurchases of shares by the Funds The Board of Trustees may, from time to time and in their sole discretion, cause any or all of the Funds to repurchase shares from shareholders pursuant to written tenders by shareholders at such times and on such terms and conditions as established by the Board of Trustees. In determining whether a Fund should offer to repurchase shares, the Board of Trustees will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Trustees that the Funds offer to repurchase Shares from shareholders twice each year, effective June 30 and December 31.

7.           Capital Stock Transactions

Transactions in shares were as follows:

	ACP Advantage Strategic Opportunities Fund
	Period Ended June 30, 2008	Year Ended December 31, 2007

Number of shares issued	124,278	329,779
Number of shares redeemed	(214,240)	(50,135)
Number of shares reinvested	-	5,832
Net increase in shares outstanding	(89,962)	285,476
Shares outstanding, beginning of year	754,563	469,087
Shares outstanding, end of year	664,601	754,563

ACP Funds Trust

Notes to Financial Statements

7.           Capital Stock Transactions (continued)

On June 30, 2008, one shareholder held approximately 6% of the outstanding shares of the Fund.  Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

	ACP Institutional Series Strategic Opportunities Fund
	Period Ended June 30, 2008	Year Ended December 31, 2007

Number of shares issued	421,447	261,226
Number of shares redeemed	(61,940)	(22,790)
Number of shares reinvested	-	7,468
Net increase in shares outstanding	359,507	245,904
Shares outstanding, beginning of year	640,739	394,835
Shares outstanding, end of year	1,000,246	640,739

On June 30, 2008, three shareholders of ACP Institutional Series Opportunities Fund held approximately 38% of the outstanding shares of the Fund. Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

8.           Guarantees

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.           Recent Accounting Pronouncements

SFAS No. 157

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to

ACP Funds Trust

Notes to Financial Statements

9.           Recent Accounting Pronouncements (continued)

SFAS No. 157 (continued)

measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – Quoted prices in active markets for identical investments
•	Level 2 – Other significant observable inputs (including, but not limited to quoted prices for similar investments, interest rates, prepayment speeds, or credit risk).
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$3,304,168
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	39,960,260
Total	$43,264,428

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 12/31/2007	$34,350,648
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)	109,612
Net Purchase / (Sales)	5,500,000
Transfers In / (Out) of Level 3	-

Balance as of 3/31/2008	$39,960,260

ACP Funds Trust

Notes to Financial Statements

10.           Subsequent Event

For the period from July 1, 2008 through August 15, 2008, shareholders of ACP Advantage Strategic Opportunities Fund contributed $267,000 to the Partnership.

For the period from July 1, 2008 through August 15, 2008, shareholders of ACP Institutional Series Strategic Opportunities Fund contributed $1,283,481 to the Partnership, of which $150,000 was received prior to June 30, 2008.

ACP Funds Trust

Board of Trustees (unaudited)

The identity of the members of the Board (each, a “Trustee”) and brief biographical information is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available upon request.

Independent Trustees

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee or Nominee
John Connors Age: 65 100 Matsonford Road Building 5, suite 520 Radnor, PA 19087	Trustee	Term: Indefinite Length: Since 2002
Portfolio Manager, Guyasuta Investment Advisors (Since 12/2000); previously, Portfolio Manager, Delaware Investments. N/A (1977-2000); portfolio manager Mellon Bank (1967-1977); Financial Analyst IBM (10/65-6/67)
				ACP Funds Trust (2 series); ACP Strategic Opportunities Fund II, LLC.	None.

Robert Andres Age: 70 Andres Capital Management 11 Twin Creek Lane Berwyn, PA 19312	Trustee	Term: Indefinite Length: Since 2004
Senior Vice-President, Chief Investment Strategist, Envestnet/PMC (present)
President, Andres Capital Management (2007-2008); previously, Haverford Trust (2005-2007); Martindale Andres & Co. (1989-1994); President, Merrill Lynch Mortgage Capital (1970-1987);National Sales Manager, Municipal Securities, Kidder Peabody (1968-1970); Herbert J. Sims & Co. (1962-1964)Municipal Bond Division., J.P. Morgan (1957-1962).
				ACP Funds Trust (2 series); ACP Strategic Opportunities Fund II, LLC.	None.

James Brinton Age: 53 123 West Lancaster Ave. Wayne, PA 19087	Trustee	Term: Indefinite Length: Since 2007	President, Robert J. McAllister Agency, Inc. (Independent Insurance Broker) (since 1979)	ACP Funds Trust (2 series); ACP Strategic Opportunities Fund II, LLC.	Quaker Investment Trust (8 series).

ACP Funds Trust

Board of Trustees (unaudited)

Interested Director(s)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s)	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee or Nominee
Mr. Gary Shugrue Age: 53 1235 Westlake Drive Suite 130 Berwyn, PA 19312	President, Chief Investment Officer and Trustee	Term: Indefinite Length: Since 2007 (Director) Since 2001 (President and CIO)	President & Chief Investment Officer of Ascendant Capital Partners, LP. (since 2001); previously, General Partner of Argos Advisors (1988-2000).	ACP Funds Trust (2 series);ACP Strategic Opportunities Fund II, LLC).	BHR Fund Advisors.

Audit Committee

Messrs. Brinton, Connors and Andres are members of the Audit Committee of the Board.  Although the Board has not designated an Audit Committee Financial Expert, each member of the Audit Committee has significant financial industry expertise.  Messrs. Connors and Andres each have more than 40 years experience in the investment and securities industries.  Mr. Brinton has served other investment company boards and has worked in the insurance industry for more than 25 years.  All three members of the Audit Committee are disinterested persons as defined by the Investment Company Act.  The Audit Committee does not believe that adding a specific Financial Expert would materially increase the Committee’s judgment or effectiveness.

ACP Funds Trust

Board of Trustees (unaudited)

Nominating Committee.

The Nominating Committee was formed in September 2007 and is composed of Messrs. Connors, Andres and Brinton.  The principal responsibilities of the Nominating Committee are the consideration, recommendation and nomination of candidates to fill vacancies on the Fund’s Board, if any. The Nominating Committee does not consider nominees recommended by Members. The Nominating Committee meets periodically, as necessary. Prior to the formation of the Nominating Committee in September 2007, the full Board acted as the Nominating Committee. To date, the Board, acting as the Nominating Committee, has not met in 2008.

It is the nominating committee’s policy to identify potential nominees based on suggestions from the President of the Fund and other members of the Board of Directors and to evaluate such persons as a committee. In addition, from time to time, the Nominating Committee may determine that it requires a Director with a particular expertise or qualification and will actively recruit such a candidate.

The nominating committee  reviews and evaluate each candidate’s  background, experience and other qualifications as well as the overall composition of the Board of Directors, and recommends to the Board for its approval the slate of Directors to be nominated for election at any annual or special meeting of the Fund’s Members at which Directors are to be elected.

The Nominating Committee considers all applicable legal and regulatory requirements that govern the composition of the Board of Directors.

ACP Funds Trust

Fund Management (unaudited)

Set forth below is the name, age, position with the Funds, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Funds. Unless otherwise noted, the business address of each officer is 1235 Westlakes Drive, Suite 130, Berwyn, PA, 19312.

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s)During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director
Gary Shugrue Age: 53	President, Chief Investment Officer and Director	Term: Indefinite Length: Since 2007 (Director) Since 2001 (President and CIO)	President & Chief Investment Officer of Ascendant Capital Partners, LP. (since 2001); previously, General Partner of Argos Advisors (1988-2000).	ACP Funds Trust (2 series);ACP Strategic Opportunities Fund II, LLC).

Stephanie Strid Davis Age: 37	Director, Client Services and Administration	Term: Indefinite Length: Since 2001	Director, Client Services and Fund Operations of Ascendant Investments, LP; previously Institutional Equity Sales, Credit Suisse First Boston	Since inception

ACP Funds Trust

Other Information (unaudited)

Proxy Voting Information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and the Funds record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 610-993-9999 or writing: ACP Funds Trust, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

Availability of Quarterly Portfolio Schedules.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

Board Approval of Investment Management Agreement and Management Fees.

Each year, typically in March, the Board votes on the renewal of the Investment Management Agreement.  At its March 2008 meeting, the Board unanimously determined to renew the Investment Management Agreement with the Funds until December 2008 when it would be renewed again for a 12-month period as permitted by the Investment Company Act.  In December 2008 the Board will review the Agreement again.  The Board made this determination for two (2) reasons.  First, the Board determined that it would be more convenient for Board members to attend an in-person meeting (which is required to approve the Investment Management Agreement) in December rather than March.  Second, the Board wanted to evaluate progress made by the Funds and the Investment Manager in adopting recommendations made by the Funds’ Chief Compliance Officer in the Compliance Report presented at the March 2008 Board meeting.

In reaching its determination to renew the Investment Management Agreement, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the Funds and its shareholders (including the investment performance of the Funds); (ii) the competitiveness of the management fee and total expenses of the Funds; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of Shareholders.

In determining whether to renew the Investment Management Agreement for the Funds, the Board ultimately reached a determination that the renewal of the Investment Management Agreement and the compensation to be received under the Investment Management Agreement is consistent with the Investment Manager’s fiduciary duty under applicable law.

Board Approval of Investment Management Agreement and Management Fees. (cont)

The Board reviewed the Investment Manager’s Form ADV, the Investment Manager’s personnel and their qualifications, additions to the Investment Manager’s personnel, services provided to the Funds and to other clients, and the Funds’ performance.   The Board considered the Investment Manager’s investment philosophy and strategy.  The Board noted that Funds’ performance was consistent with, and, in many respects, better than, competitive fund-of-funds products.  The Board also considered the nature and extent of the Investment Manager’s supervision of third-party service providers and the Investment Manager’s compliance with the Funds’ compliance policies and procedures.  Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the Funds will benefit each of the Funds’ respective Shareholders.

ACP Funds Trust

Other Information (unaudited)

The Board considered each Fund's proportionate share of the Management Fee and total expenses compared to competitive funds.  In its review of each Fund's total expenses, the Board considered the Management Fee as well as other Fund expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees. Based on its review, the Board concluded that each Fund's proportionate interest in the Management Fee was fair and reasonable in light of the services that each Fund receives and the other factors considered.

The Board considered the revenues earned and the expenses incurred by the Investment Manager in conducting the business of developing, marketing, distributing, managing, administering and servicing each Fund and its Shareholders.  The Board also considered the level of profits, noting that, at current asset levels, the Investment Manager did not profit from managing the Funds.  The Board also reviewed any fall-out benefits related to managing the Funds.  The Board also reviewed changes in the Investment Manager’s third-party marketing arrangements.

As the Investment Manager is not currently profitable, the Board noted that, at current asset levels, the Funds do not provide any economies of scale for the Investment Manager.  Similarly, the Board did not believe that fee breakpoints were appropriate.

In order to develop fully the factual basis for consideration of the Investment Management Agreements, the Board requested additional information on several topics, including overall fees, the Funds’ marketing and distribution plans, and revenue sharing arrangements with third parties.  The Board also inquired about the remaining receivable due from the Investment Manager that arose from the expense cap agreement that existed in 2006 and 2007.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the Investment Management Agreement with the Funds should be renewed.

Other Matters

In July 2006 the Funds terminated its fund administration agreement with its former administrator, PFPC, Inc. (“PFPC”).  In November 2006 PFPC made demands on the Funds for certain amounts outstanding and threatened litigation if such amounts were not paid.  The Investment Manager indicated that in the event the Funds paid PFPC, the Investment Manager may not have had sufficient resources to honor its expense reimbursement agreement, which may have resulted in violations of the 1940 Act.  On February 6, 2007, Investment Manager, in
compliance with its expense reimbursement agreement, reimbursed the Fund $178,003.  PFPC has indicated that it has no further claims against the Fund.

Nature, Extent, and Quality of Services Provided

The Board reviewed the Investment Adviser’s Form ADV, changes to the Investment Adviser’s personnel and their qualifications, changes in the firm’s capital structure, services provided to the Funds and to other clients, and Fund performance.  The Board considered the Investment Adviser’s staff reductions given the assets under management.  The Board also reviewed the changes to the Fund’s administrator.  The Board considered the Investment Adviser’s investment philosophy and strategy.  The Board noted that Fund performance was consistent with competitive fund-of-funds products.  The Board also considered the nature and extent of the Investment Adviser’s supervision of third party service providers and the Investment Adviser’s compliance with the Funds’ compliance policies and procedures.  Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the Funds will benefit the Funds’ shareholders.

ACP Funds Trust

Other Information (unaudited)

Competitiveness of Management Fee and Total Fund Expenses

The Board considered the Funds’ management fee and total expenses compared to competitive funds.  In its review of the Funds’ total expenses, the Board considered the Funds’ management fee as well as other fund expenses, such as pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.  The Board noted that the Investment Adviser would discontinue its expense reimbursement agreement, although total fees would remain competitive.  Based on its review, the Board concluded that the Funds’ management fee was fair and reasonable in light of the services that the Funds receive and the other factors considered.

Costs of the Services and Profitability.

The Board considered the revenues earned and the expenses incurred by the Investment Adviser in conducting the business of developing, marketing, distributing, managing, administering and servicing the Funds and their shareholders.  The Board also considered the level of profits, noting that, at current asset levels, the Investment Adviser did not profit from managing the Funds.  The Board also reviewed any fall-out benefits related to managing the Funds.

Economies of Scale

The Board noted that, at current asset levels, the Funds did not provide any economies of scale for the Investment Adviser.  The Board did not believe that fee breakpoints were appropriate.

ITEM 2.   CODE OF ETHICS.

Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)  Schedule of  Investments  in securities of  unaffiliated  issuers as of the close  of the  reporting  period  is  included  as  part of the  report  to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers  identified  in  response  to  paragraph  (a)(1)  of  this  Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

     (a)  The registrant's principal executive and principal financial officers, or persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that includes the  disclosure required  by this  paragraph,  based  on  their  evaluation  of  these controls and  procedures  required by Rule 30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b))  and Rules  13a-15(b)  or  15d-15(b)  under the Securities  Exchange Act of 1934, as amended (17 CFR  240.13a-15(b) or 240.15d-15(b)).

     (b)  There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule  30a-3(d)  under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  second fiscal  quarter  of  the  period  covered  by  this  report  that  has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACP Funds Trust

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer (principal executive officer and principal financial officer)

Date	August 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gary E. Shugrue
Gary E. Shugrue, President, Chief Investment Officer and Chief Financial Officer (principal executive officer and principal financial officer)

Date	August 5, 2008

* Print the name and title of each signing officer under his or her signature.